Description of Organization and Business Operations - Additional Information (Detail) - USD ($)				3 Months Ended		12 Months Ended
	Apr. 26, 2022	Mar. 17, 2022	Feb. 02, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	May 31, 2022	May 02, 2022	Dec. 31, 2020
Stock issued during period, shares, new issues			5,750,000
Proceeds received from initial public offering, gross				$ 0	$ 57,500,000	$ 57,500,000
Proceeds from issuance of private placement				$ 0	$ 2,470,000	$ 2,470,000
Percentage of net assets held in the Trust Account				80.00%		80.00%
Per share value of the residual assets remaining available for distribution				$ 10.1		$ 10.1
Net tangible assets for consummation of a Business Combination				$ 5,000,001		$ 5,000,001
Public shares redeemable percentage				100.00%		100.00%
Business combination consummated terms				16 months		15 months
Dissolution expenses, Interest				$ 100,000		$ 100,000
Cash held by company				93,320		217,409			$ 978
Working capital						126,000
Tax obligations				2,300,000		82,000
Offering costs paid by sponsor				$ 25,000		25,000
Note, face amount						116,000	$ 116,000
Working capital loans, outstanding						$ 0
Debt Instrument, Convertible, Conversion Price				$ 10		$ 10
Assets Held-in-trust				$ 58,087,529		$ 58,085,333
Common Stock, Shares, Issued				1,684,500		1,684,500			1,437,500
Common Stock, Shares, Outstanding				1,684,500		1,684,500			1,437,500
Number of days within which securities shall be registered post conusmmation of business combination				15 days		15 days
Business acquisition share price		$ 10
Common Stock, Par or Stated Value Per Share				$ 0.0001		$ 0.0001			$ 0.0001
Percentage of common stock shares outstanding		1.20%
Common stock value subscriptions		$ 10
Price per share		$ 11.5	$ 11.5
Multiplier Percentage to Number of Shares Ditrected to Purchase By Post Combination Entity		300.00%
PIPE Subscription Agreements [Member]
Minimum Business Combination Cash Holding For Forfeiture of Sponsor Shares		$ 20,000,000
Purchase Agreement [Member]
Number of trading days for determining share price		10 days
Percentage of Purchase Additional Shares of Common Stock		95.00%
Common Stock Trading Below Ten Dollars [Member]
Common stock value subscriptions		$ 1,000,000
Common Stock Trading Below Ten Dollars [Member] | Purchase Agreement [Member]
Common stock value subscriptions		$ 750,000
Business Acquisition Tranche Two [Member]
Percentage of common stock shares outstanding		2.50%
Business Acquisition Tranche Three [Member]
Percentage of common stock shares outstanding		1.00%
Lincoln Park Capital Fund [Member]
Common stock additional share subscriptions		1,500,000		1,500,000
Common Stock Maximum Shares Subscriptions		50,000,000
Lincoln Park Capital Fund [Member] | Purchase Agreement [Member]
Common stock value subscriptions		$ 500,000
Post Combination Entity Common Stock Oustanding Percentage		4.99%
Sponsor [Member]
Proceeds from issuance of private placement				$ 2,500,000		$ 2,500,000
Common Stock, Shares, Outstanding						187,500
Subsequent Event [Member]
Business combination consummated terms	15 months
Stock Redeemed or Called During Period, Shares	688,408
Percentage Of Common Stock Outstanding Redemeed	12.00%
Assets Held-in-trust	$ 51,100,000
Common Stock, Shares, Issued	6,746,092
Common Stock, Shares, Outstanding	6,746,092
Business acquisition share price		$ 10
Common stock value subscriptions		$ 15,000,000
Multiplier Percentage to Number of Shares Ditrected to Purchase By Post Combination Entity		300.00%
Subsequent Event [Member] | PIPE Subscription Agreements [Member]
Minimum Business Combination Cash Holding For Forfeiture of Sponsor Shares		$ 20,000,000
Subsequent Event [Member] | Purchase Agreement [Member]
Number of trading days for determining share price		10 days
Percentage of Purchase Additional Shares of Common Stock		95.00%
Subsequent Event [Member] | Common Stock Trading Below Ten Dollars [Member]
Common stock value subscriptions		$ 1,000,000
Subsequent Event [Member] | Common Stock Trading Below Ten Dollars [Member] | Purchase Agreement [Member]
Common stock value subscriptions		$ 750,000
Subsequent Event [Member] | Business Acquisition Tranche Two [Member]
Percentage of common stock shares outstanding		2.50%
Subsequent Event [Member] | Business Acquisition Tranche Three [Member]
Percentage of common stock shares outstanding		1.00%
Subsequent Event [Member] | Lincoln Park Capital Fund [Member]
Common stock additional share subscriptions		1,500,000
Common Stock Maximum Shares Subscriptions		50,000,000
Subsequent Event [Member] | Lincoln Park Capital Fund [Member] | Purchase Agreement [Member]
Common stock value subscriptions		$ 500,000
Post Combination Entity Common Stock Oustanding Percentage		4.99%
Project Barolo Merger Sub Inc [Member]
Common stock conversion price per share		$ 0.0001
Common Stock, Par or Stated Value Per Share		0.001
Project Barolo Merger Sub Inc [Member] | Subsequent Event [Member]
Common stock conversion price per share		0.0001
Common Stock, Par or Stated Value Per Share		$ 0.001
Apexigen [Member]
Percentage of voting interests acquired		50.10%
Apexigen [Member] | Subsequent Event [Member]
Percentage of voting interests acquired		50.10%
Working Capital Loans [Member] | Subsequent Event [Member] | Sponsor [Member]
Note, face amount								$ 424,770
Debt Instrument, Convertible, Conversion Price								$ 10
Additional Contributions [Member] | Subsequent Event [Member] | Sponsor [Member]
Loan Contribution Per Common Stock	$ 0.033							$ 0.033
Extension Note [Member] | Subsequent Event [Member] | Sponsor [Member]
Note, face amount								$ 167,032.54
Common Stock [Member]
Stock issued during period, shares, new issues					247,000	247,000
Common Stock, Shares, Outstanding				1,684,500	1,684,500	1,684,500			1,437,500
Operating Bank Account [Member]
Cash held by company						$ 217,000
Maximum [Member]
Per share value of the residual assets remaining available for distribution		$ 12.5
Maximum [Member] | Equal To Below Twelve Point Five [Member]
Number of trading days for determining share price		30 days
Maximum [Member] | Lincoln Park Capital Fund [Member]
Number of days within which securities shall be registered post conusmmation of business combination		30 days
Maximum [Member] | Subsequent Event [Member]
Per share value of the residual assets remaining available for distribution		$ 12.5
Maximum [Member] | Subsequent Event [Member] | Equal To Below Twelve Point Five [Member]
Number of trading days for determining share price		30 days
Maximum [Member] | Subsequent Event [Member] | Lincoln Park Capital Fund [Member]
Number of days within which securities shall be registered post conusmmation of business combination		30 days
Minimum [Member]
Per share value of the residual assets remaining available for distribution		$ 15,000,000
Percentage of shares of common stock sold determining shares redeem				15.00%		15.00%
Minimum [Member] | Equal To Below Twelve Point Five [Member]
Number of trading days for determining share price		20 days
Minimum [Member] | Lincoln Park Capital Fund [Member]
Number of trading days for determining share price		10 days
Minimum [Member] | Subsequent Event [Member]
Per share value of the residual assets remaining available for distribution		$ 10
Minimum [Member] | Subsequent Event [Member] | Equal To Below Twelve Point Five [Member]
Number of trading days for determining share price		20 days
Minimum [Member] | Subsequent Event [Member] | Lincoln Park Capital Fund [Member]
Number of trading days for determining share price		10 days
Minimum [Member] | Business Combination [Member]
Percentage of voting interests acquired				50.00%		50.00%
Private Placement [Member]
Class of warrant or right, shares issue				247,000		247,000
Class of warrant or right issue price				$ 10		$ 10
Proceeds from issuance of private placement				$ 2,500,000		$ 2,500,000
Over-Allotment Option [Member]
Stock issued during period, shares, new issues			750,000
Over-Allotment Option [Member] | Common Stock [Member]
Stock issued during period, shares, new issues			750,000
IPO [Member] | Common Stock [Member]
Stock issued during period, shares, new issues			5,750,000	0
Stock issued, price per share			$ 10
Proceeds received from initial public offering, gross			$ 57,500,000
Offering costs incurred			$ 1,300,000
IPO [Member] | Private Placement [Member]
Proceeds received from initial public offering, gross				$ 58,100,000		$ 58,100,000
Proceeds from issuance of initial public offering, price per unit				$ 10.1		$ 10.1
Maturity days of U.S "government securities"				185 days		185 days